Short-Term Borrowings (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2022 USD ($)
Short-term Debt [Line Items]
Short-term borrowings	₨ 554,167.6		₨ 239,264.1	$ 7,304.2
Weighted average interest rate	1.60%		1.40%	1.60%
Maximum amount outstanding	₨ 805,872.6	$ 10,621.8	₨ 384,035.9
Average amount outstanding	377,877.2	$ 4,980.6	223,582.3
Borrowed in the call market
Short-term Debt [Line Items]
Short-term borrowings	9,001.8		8,860.5	$ 118.6
Term borrowings from institutions/banks
Short-term Debt [Line Items]
Short-term borrowings	114,500.0		27,411.6	1,509.2
Foreign currency borrowings
Short-term Debt [Line Items]
Short-term borrowings	₨ 430,665.8		₨ 202,992.0	$ 5,676.4